GOODWILL - Schedule of Goodwill (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Beginning balance		$ 44,489	$ 44,489	$ 44,489
Elimination of Predecessor goodwill			(44,489)
Obagi and Milk Business Combinations			403,335
Impairment loss	$ (68,715)	0	(68,715)	0	$ 0
Ending balance	334,620		334,620	44,489	44,489
Obagi Skincare
Goodwill [Roll Forward]
Beginning balance		44,489	44,489	44,489
Elimination of Predecessor goodwill			(44,489)
Obagi and Milk Business Combinations			268,263
Impairment loss	(68,700)		(68,715)
Ending balance	199,548		199,548	44,489	44,489
Milk Makeup
Goodwill [Roll Forward]
Beginning balance		$ 0	0	0
Elimination of Predecessor goodwill			0
Obagi and Milk Business Combinations			135,072
Impairment loss			0
Ending balance	$ 135,072		$ 135,072	$ 0	$ 0